T. ROWE PRICE Floating Rate Fund
August 31, 2026 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  90.3% (1)
Aerospace & Defense  3.3%
Apple Bidco , FRN, 1M TSFR + 2.50%, 6.186%, 9/23/31  2,173 2,181
Bleriot U.S. Bidco , FRN, 3M TSFR + 2.25%, 5.982%, 10/31/30  10,072 10,095
Brown Group Holding, FRN, 3M TSFR + 2.25%, 6.025%, 7/1/31  20,047 20,119
Dynasty Acquisition, FRN, 1M TSFR + 2.00%, 5.686%, 10/31/31  20,046 20,110
Kaman, FRN, 3M TSFR + 2.00%, 2/26/32 (2) 153 153
Kaman, FRN, 3M TSFR + 2.00%, 5.67%, 2/26/32  1,321 1,324
Mahseer Holdings, FRN, 3M TSFR + 3.25%, 3/16/33 (2) 129 129
Mahseer Holdings, FRN, 3M TSFR + 3.25%, 6.982%, 3/16/33  806 809
TransDigm , FRN, 1M TSFR + 2.25%, 5.936%, 3/22/30  14,320 14,350
TransDigm , FRN, 1M TSFR + 2.50%, 6.186%, 2/28/31  21,441 21,508
TransDigm , FRN, 1M TSFR + 2.50%, 6.186%, 1/19/32  4,083 4,094
TransDigm , FRN, 1M TSFR + 2.50%, 6.186%, 8/19/32  19,111 19,171
TransDigm , FRN, 1M TSFR + 2.50%, 6.186%, 2/13/33  14,349 14,389
Zeus US Bidco , FRN, 1M TSFR + 2.75%, 8/5/33 (3) 3,495 3,495
131,927
Automotive  3.4%
American Auto Auction Group, FRN, 3M TSFR + 4.50%,
8.232%, 5/28/32 (3) 1,735 1,744
American Axle & Manufacturing, FRN, 3M TSFR + 3.25%,
6.907%, 2/3/33  5,244 5,254
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 7.801%,
4/6/28  28,324 28,281
Belron Finance 2019, FRN, 3M TSFR + 2.00%, 5.758%,
10/16/31  8,069 8,079
Clarios Global, FRN, 1M TSFR + 2.50%, 6.186%, 5/6/30  6,065 6,081
Clarios Global, FRN, 1M TSFR + 2.50%, 6.186%, 1/28/32  32,367 32,448
DexKo Global, FRN, 3M TSFR + 4.50%, 8.323%, 10/9/31  10,355 9,985
Mavis Tire Express Services Topco, FRN, 6M TSFR + 3.00%,
6.669%, 5/4/28  27,267 27,234
Tenneco, FRN, 3M TSFR + 5.00%, 8.833%, 11/17/28  4,240 4,238
Wand NewCo 3, FRN, 1M TSFR + 2.50%, 6.186%, 1/30/31  14,113 14,067
137,411
Beverages  0.2%
Celsius Holdings, FRN, 3M TSFR + 2.00%, 5.753%, 4/1/32  8,570 8,561
8,561
Broadcasting  4.6%
Clear Channel Outdoor Holdings, FRN, 1M TSFR + 4.00%,
7.801%, 8/21/28  14,451 14,462
CMG Media, FRN, 3M TSFR + 3.50%, 7.332%, 6/18/29  33,216 31,297
Discovery Global Holdings, FRN, 1M TSFR + 2.50%, 6.186%,
6/3/33  31,924 31,986

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
E.W. Scripps, FRN, 1M TSFR + 3.35%, 7.123%, 11/30/29  6,251 6,072
E.W. Scripps, FRN, 1M TSFR + 5.75%, 9.523%, 6/30/28  9,979 9,958
iHeartCommunications , FRN, 1M TSFR + 5.78%, 9.576%,
5/1/29  16,725 14,809
Neptune Bidco U.S., FRN, 3M TSFR + 5.00%, 8.863%, 2/3/33  38,860 38,734
Nexstar Media, FRN, 1M TSFR + 2.50%, 6.186%, 6/28/32  1,487 1,486
Nexstar Media, FRN, 1M TSFR + 2.75%, 6.436%, 3/18/33  15,807 15,844
Sinclair Television Group, FRN, 3M TSFR + 3.30%, 7.147%,
12/31/29 (3) 7,188 6,609
Townsquare Media, FRN, 3M TSFR + 5.00%, 8.723%, 2/19/30  6,430 4,698
Univision Communications, FRN, 1M TSFR + 3.25%, 7.051%,
1/31/29  2,950 2,923
Univision Communications, FRN, 3M TSFR + 4.25%, 7.982%,
6/24/29  6,639 6,645
185,523
Building & Real Estate  0.1%
Cushman & Wakefield U.S. Borrower, FRN, 1M TSFR + 2.25%,
5.936%, 6/13/33  4,005 4,005
4,005
Building Products  1.5%
Chariot Buyer, FRN, 1M TSFR + 2.75%, 6.436%, 9/8/32  10,132 10,142
CP Atlas Buyer, FRN, 1M TSFR + 5.25%, 8.936%, 7/8/30  811 697
MI Windows & Doors, FRN, 1M TSFR + 2.75%, 6.436%,
3/28/31  10,281 10,152
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.936%,
3/19/29 (3) 6,015 6,027
Quikrete Holdings, FRN, 1M TSFR + 2.25%, 5.936%, 2/10/32  27,673 27,699
QXO Building Products, FRN, 1M TSFR + 2.00%, 5.686%,
7/1/33  4,045 4,040
58,757
Cable Operators  0.9%
CSC Holdings, FRN, 3M USD PRIME + 1.50%, 6.45%, 4/15/27  17,880 10,549
Directv Financing, FRN, 3M TSFR + 4.50%, 8.323%, 8/2/29  7,717 7,766
Directv Financing, FRN, 3M TSFR + 5.50%, 9.323%, 2/17/31  9,849 9,900
Radiate Holdco, FRN, 1M TSFR + 3.50%, 8.801%, 9/25/29
(1.50% PIK and 1M TSFR + 3.50% Cash) (4) 8,826 7,762
Radiate Holdco, FRN, 1M TSFR + 4.00%, 4.593%, 6/26/29 (2) 2,042 2,040
38,017
Chemicals  2.1%
Bond U.S. Bidco 1, FRN, 3M TSFR + 3.50%, 7.244%, 5/7/33  11,837 11,908
INEOS U.S. Finance, FRN, 1M TSFR + 5.00%, 8.686%, 6/25/32  10,485 9,699
Nouryon Finance, FRN, 3M TSFR + 3.50%, 7.213%, 7/8/31  15,755 15,810
Qnity Electronics, FRN, 3M TSFR + 1.75%, 5.514%, 11/1/32  14,383 14,359
SCIH Salt Holdings, FRN, 3M TSFR + 2.75%, 6.499%, 8/13/31  12,050 11,992

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
W. R. Grace Holdings, FRN, 3M TSFR + 3.00%, 6.732%,
8/19/32  10,043 10,072
Windsor Holdings III, FRN, 1M TSFR + 2.75%, 6.436%, 8/1/30  10,392 10,423
84,263
Consumer Products  2.4%
19th Holdings Golf, FRN, 1M TSFR + 3.00%, 6.751%, 2/7/29  6,944 6,968
ABG Intermediate Holdings 2, FRN, 1M TSFR + 2.25%,
5.936%, 12/21/28  4,107 4,116
ADI Global Distribution Funding, FRN, 1M TSFR + 2.75%,
6.436%, 7/1/33  2,695 2,698
Lavender U.S. HoldCo 1, FRN, 3M TSFR + 3.25%, 6.982%,
12/30/32  6,134 6,128
Marquee Brands Intermediate Holdings II, FRN, 3M TSFR +
5.25%, 8.978%, 8/18/33  4,005 4,003
OAK-Eagle Acquireco , FRN, 3M TSFR + 3.50%, 7.251%,
3/24/33  49,600 50,056
Peloton Interactive, FRN, 1M TSFR + 5.50%, 9.186%, 5/30/29  8,413 8,417
Prestige Brands, FRN, 1M TSFR + 2.00%, 5.686%, 6/13/33  5,993 6,023
Tory Burch, FRN, 1M TSFR + 4.00%, 7.686%, 4/17/31  7,790 7,841
96,250
Container  2.5%
Charter Next Generation, FRN, 1M TSFR + 2.50%, 6.147%,
11/29/30  30,006 30,082
Iris Holding, FRN, 3M TSFR + 4.75%, 8.673%, 6/28/28  12,644 12,152
Proampac PG Borrower, FRN, 3M TSFR + 4.00%, 7.806%,
3/7/33  20,519 20,438
Sword Purchaser, FRN, 1M TSFR + 4.00%, 7.686%, 4/9/33  30,945 30,573
Trident TPI Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 9/15/28  6,384 6,242
99,487
Diversified Chemicals  0.3%
INEOS U.S. Finance, FRN, 1M TSFR + 3.00%, 6.686%, 2/7/31  4,394 4,082
INEOS U.S. Finance, FRN, 1M TSFR + 3.25%, 6.936%, 2/19/30  6,269 5,912
9,994
Energy  2.2%
Calcasieu Pass Funding, FRN, 6M TSFR + 3.25%, 6.954%,
4/11/33  23,284 23,427
CPPIB OVM Member U.S., FRN, 3M TSFR + 2.25%, 5.982%,
8/20/31  5,745 5,749
Deep Blue Operating I, FRN, 3M TSFR + 2.25%, 5.902%,
10/1/32 (5) 12,663 12,695
Goodnight Water Solutions Holdings, FRN, 1M TSFR + 4.00%,
7.686%, 6/4/29  6,541 6,558
M6 ETX Holdings II Midco, FRN, 1M TSFR + 1.50%, 8.25%,
4/1/32  9,495 9,507

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NGL Energy Operating, FRN, 1M TSFR + 3.25%, 6.889%,
3/11/33  19,197 19,289
Northriver Midstream Finance, FRN, 3M TSFR + 2.25%,
5.975%, 8/16/30  8,391 8,397
Pelican Pipeline, FRN, 3M TSFR + 2.75%, 6.482%, 3/25/33  3,095 3,110
88,732
Entertainment & Leisure  3.6%
AMC Entertainment Holdings, FRN, 1M TSFR + 6.00%,
9.652%, 1/4/29  35,856 35,953
Crown Finance U.S., FRN, 1M TSFR + 4.50%, 8.147%, 12/2/31  34,143 34,269
Delta 2, FRN, 3M TSFR + 1.75%, 5.482%, 9/19/31  15,350 15,350
EOC Borrower, FRN, 1M TSFR + 2.75%, 6.436%, 3/24/32  18,153 18,212
Odeon Finco , 10.50%, 4/17/31  2,598 2,658
TKO Worldwide Holdings, FRN, 3M TSFR + 1.75%, 5.507%,
11/21/31  36,255 36,214
United Talent Agency, FRN, 1M TSFR + 2.50%, 6.139%,
6/10/32  2,147 2,149
144,805
Financial  14.2%
Acrisure , FRN, 1M TSFR + 3.00%, 6.686%, 11/6/30  24,783 20,983
Acrisure , FRN, 1M TSFR + 3.25%, 6.936%, 6/21/32  5,298 4,190
Alera Group, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/32  16,347 15,961
Alera Group, FRN, 1M TSFR + 5.50%, 9.186%, 5/30/33  55,605 52,883
Alliant Holdings Intermediate, FRN, 1M TSFR + 2.50%, 6.186%,
9/19/31  24,964 24,900
Aretec Group, FRN, 1M TSFR + 3.00%, 6.686%, 8/9/30  4,000 4,004
BCPE Pequod Buyer, FRN, 1M TSFR + 2.75%, 6.436%,
11/25/31  22,811 22,640
Blackstone Mortgage Trust, FRN, 1M TSFR + 2.50%, 6.186%,
12/10/30  4,008 3,998
Chrysaor Bidco , FRN, 3M TSFR + 3.00%, 6.763%, 10/30/31  7,037 7,069
Citadel Securities Global Holdings, FRN, 3M TSFR + 2.00%,
5.661%, 6/10/33  6,669 6,681
Citco Funding, FRN, 3M TSFR + 2.00%, 5.823%, 1/30/33  6,210 6,211
CRC Insurance Group, FRN, 3M TSFR + 4.75%, 8.482%,
5/6/32  55,360 53,065
Cub Financing Intermediate, FRN, 3M TSFR + 4.25%, 8.009%,
8/5/33  8,455 8,492
Edelman Financial Engines Center, FRN, 1M TSFR + 4.00%,
7.686%, 12/1/31  40,551 40,714
EP Wealth Advisors, FRN, 3M TSFR + 2.50%, 6.186%,
10/18/32  4,135 4,148
Focus Financial Partners, FRN, 1M TSFR + 2.50%, 6.186%,
9/15/31  38,656 38,182

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GTCR Everest Borrower, FRN, 3M TSFR + 2.25%, 5.982%,
9/5/31  10,597 10,582
HighTower Holding, FRN, 3M TSFR + 2.75%, 2/3/32 (2) 965 963
HighTower Holding, FRN, 3M TSFR + 2.75%, 6.509%,
2/3/32 (5) 2,895 2,888
HighTower Holding, FRN, 3M TSFR + 2.75%, 6.573%,
2/3/32 (5) 30,371 30,295
HUB International, FRN, 3M TSFR + 2.25%, 5.984%, 6/20/30  54,380 54,507
Insignia Financial, FRN, 3M TSFR + 4.50%, 8.164%, 4/11/33 (5) 14,005 14,145
Jones DesLauriers Insurance Management, FRN, 3M TSFR +
3.00%, 6.823%, 2/2/33  19,085 18,799
KREF Holdings X, FRN, 1M TSFR + 2.50%, 6.152%, 3/5/32  6,212 6,041
OneDigital Borrower, FRN, 1M TSFR + 3.00%, 6.686%, 7/2/31  18,909 18,649
OneDigital Borrower, FRN, 1M TSFR + 5.25%, 8.936%, 7/2/32  27,999 26,459
Orion Advisor Solutions, FRN, 3M TSFR + 2.75%, 6.573%,
9/24/30  5,099 5,079
Osaic Holdings, FRN, 3M TSFR + 2.50%, 6.232%, 7/30/32  8,046 8,030
PEX Holdings, FRN, 3M TSFR + 2.75%, 6.482%, 11/26/31  6,103 6,115
Ryan Specialty, FRN, 1M TSFR + 2.00%, 5.686%, 9/15/31  3,246 3,241
Sedgwick Claims Management Services, FRN, 1M TSFR +
2.50%, 6.186%, 7/31/31  41,887 41,872
TPG Re Finance Trust, FRN, 1M TSFR + 2.75%, 6.436%,
5/16/33 (5) 2,890 2,897
Wealthspire , FRN, 1M TSFR + 2.50%, 5.709%, 11/1/32 (2) 6,289 6,232
570,915
Food  0.7%
B&G Foods, FRN, 1M TSFR + 3.50%, 7.186%, 10/10/29  3,481 3,425
Chobani, FRN, 1M TSFR + 2.25%, 5.936%, 10/28/32  10,733 10,771
Primo Brands, FRN, 3M TSFR + 2.75%, 6.482%, 3/31/31  9,267 9,320
Snacking Investments U.S., FRN, 3M TSFR + 2.50%, 6.323%,
10/29/32  5,487 5,504
29,020
Gaming  1.7%
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.936%,
2/6/30  18,827 18,364
Caesars Entertainment, FRN, 1M TSFR + 2.25%, 5.936%,
2/6/31  2,593 2,494
Flutter Financing, FRN, 3M TSFR + 2.00%, 5.732%, 6/4/32  800 785
HRNI Holdings, FRN, 3M TSFR + 4.25%, 8.132%, 12/11/28  14,620 14,214
Light & Wonder International, FRN, 1M TSFR + 2.00%, 5.659%,
4/16/29  4,042 4,042
Ontario Gaming GTA, FRN, 3M TSFR + 4.25%, 7.982%, 8/1/30  6,404 6,191
Pioneer Opco, FRN, 1M TSFR + 3.25%, 6.936%, 5/15/33  12,335 12,424
Playtika Holding, FRN, 1M TSFR + 2.75%, 6.551%, 3/13/28  2,313 2,257

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Voyager Parent, FRN, 3M TSFR + 4.25%, 7.982%, 7/1/32  8,063 8,080
68,851
Health Care  8.2%
1261229 B.C., FRN, 1M TSFR + 6.25%, 9.936%, 10/8/30  17,716 17,608
Argent Finco , FRN, 3M TSFR + 2.50%, 6.232%, 11/22/32  2,510 2,516
Athenahealth Group, FRN, 1M TSFR + 3.25%, 6.936%, 2/16/32  42,448 42,403
Bausch + Lomb, FRN, 1M TSFR + 3.75%, 7.436%, 1/15/31  21,012 21,128
Concentra Health Services, FRN, 1M TSFR + 1.75%, 5.436%,
7/26/31  4,285 4,277
Dechra Finance U.S., FRN, 6M TSFR + 2.75%, 6.697%,
1/27/32  5,325 5,332
Global Medical Response, FRN, 1M TSFR + 3.25%, 6.909%,
10/1/32  5,120 5,142
Heartland Dental, FRN, 1M TSFR + 3.50%, 7.186%, 8/25/32  14,499 14,541
Hopper Merger Sub, FRN, 3M TSFR + 2.25%, 5.995%, 4/7/33  31,920 31,456
Hopper Merger Sub, FRN, 3M TSFR + 5.00%, 8.745%,
1/5/34 (5) 70,140 68,913
Insulet , FRN, 1M TSFR + 2.00%, 5.686%, 8/1/31  3,432 3,446
LifePoint Health, FRN, 3M TSFR + 3.50%, 7.25%, 5/17/31  12,546 11,928
LifePoint Health, FRN, 3M TSFR + 3.75%, 7.503%, 5/17/31  8,021 7,672
Mendel U.S. Holding, FRN, 3M TSFR + 2.75%, 6.488%,
11/12/30  3,755 3,777
Paradigm Parent, FRN, 3M TSFR + 4.50%, 8.232%, 4/16/32  4,422 4,045
Pediatric Associates Holding, FRN, 3M TSFR + 5.00%, 8.764%,
12/29/31  8,145 7,939
PetVet Care Centers, FRN, 1M TSFR + 6.00%, 8.928%,
10/24/30 (2) 4,145 2,929
QuidelOrtho , FRN, 1M TSFR + 4.00%, 7.686%, 8/20/32  10,178 9,850
Radiology Partners, FRN, 3M TSFR + 4.50%, 8.232%, 6/30/32  10,064 9,979
Surgery Center Holdings, FRN, 1M TSFR + 2.50%, 6.186%,
12/19/30  28,100 28,169
Team Health Holdings, FRN, 3M TSFR + 4.00%, 7.823%,
6/30/28  14,025 14,007
U.S. Renal Care, FRN, 1M TSFR + 5.00%, 8.801%, 6/28/28  9,031 8,665
Waystar Technologies, FRN, 1M TSFR + 2.00%, 5.686%,
10/22/29 (5) 4,153 4,163
329,885
Healthcare  2.0%
Amneal Pharmaceuticals, FRN, 1M TSFR + 2.50%, 6.186%,
8/1/32  3,489 3,500
Creek Parent, FRN, 1M TSFR + 3.00%, 6.64%, 8/12/33 (5) 13,550 13,584
IVI America, FRN, 3M TSFR + 2.75%, 6.482%, 4/9/31  3,987 3,998
National Mentor Holdings, FRN, 1M TSFR + 6.00%, 9.686%,
12/12/30  9,998 10,091
Opal U.S., FRN, 3M TSFR + 2.50%, 6.232%, 4/28/32  40,271 40,469

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Syneos Health U.S., FRN, 3M TSFR + 3.50%, 7.233%,
9/27/30 (3) 8,894 8,946
80,588
Information Technology  11.0%
Applied Systems, FRN, 3M TSFR + 2.25%, 5.982%, 2/24/31  34,189 33,634
Applied Systems, FRN, 3M TSFR + 4.50%, 8.232%, 2/23/32  32,865 32,254
Avalara, FRN, 3M TSFR + 2.50%, 6.232%, 3/26/32  15,863 15,535
Bending Spoons U.S., FRN, 1M TSFR + 5.25%, 3/7/31 (3) 5,965 6,006
Carvana, FRN, 1M TSFR + 2.25%, 5.936%, 8/15/33  29,970 29,795
CCC Intelligent Solutions, FRN, 1M TSFR + 2.00%, 5.686%,
1/23/32  4,789 4,780
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%,
3/21/31 (3) 12,811 12,225
Cloud Software Group, FRN, 3M TSFR + 3.25%, 6.982%,
8/13/32  11,153 10,586
Delivery Hero Finco , FRN, 3M TSFR + 5.00%, 8.738%,
12/12/29  14,638 14,772
Delivery Hero Finco , FRN, 3M TSFR + 5.00%, 8.738%, 6/16/32  6,589 6,706
Delta Topco, FRN, 3M TSFR + 2.75%, 6.402%, 11/30/29  10,386 10,119
Delta Topco, FRN, 3M TSFR + 5.25%, 8.902%, 11/29/30  6,405 5,957
Disco Parent, FRN, 3M TSFR + 3.00%, 6.764%, 8/6/32 (5) 6,101 6,055
Ellucian Holdings, FRN, 1M TSFR + 2.50%, 6.186%, 10/9/29  21,191 20,710
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.436%, 11/22/32  37,050 35,846
Epicor Software, FRN, 1M TSFR + 2.75%, 6.436%, 5/30/31  22,330 21,825
Fleet U.S. Bidco , FRN, 6M TSFR + 2.50%, 6.479%, 2/21/31 (5) 7,432 7,460
Javelin Buyer, FRN, 3M TSFR + 5.00%, 8.764%, 12/6/32  8,530 7,638
Kaseya, FRN, 3M TSFR + 5.00%, 8.823%, 3/21/33  21,855 12,221
Lambda Compute II, FRN, 1M TSFR + 3.00%, 12/31/30 (3) 4,928 4,951
McAfee, FRN, 1M TSFR + 3.00%, 6.686%, 3/1/29  31,531 29,766
MH Sub I, FRN, 1M TSFR + 4.25%, 7.936%, 5/3/28  10,976 10,843
MH Sub I, FRN, 1M TSFR + 4.25%, 7.936%, 12/31/31  5,160 4,795
MH Sub I, FRN, 1M TSFR + 6.25%, 9.936%, 2/23/29  7,669 7,534
Orion U.S. Finco , FRN, 3M TSFR + 3.00%, 6.749%,
10/12/32 (3) 8,022 8,029
Orion U.S. Finco , FRN, 3M TSFR + 5.50%, 9.263%, 10/11/33  6,570 6,508
Proofpoint, FRN, 3M TSFR + 4.50%, 8.249%, 8/31/30 (3) 32,213 31,748
RealPage, FRN, 3M TSFR + 3.75%, 7.482%, 4/24/28  26,719 26,298
Red Planet Borrower, FRN, 1M TSFR + 3.75%, 7.436%, 9/8/32  16,311 16,366
440,962
Manufacturing  3.7%
A B Boyd, FRN, 1M TSFR + 4.50%, 8.186%, 11/8/31 (3) 6,750 6,683
Alliance Laundry Systems, FRN, 3M TSFR + 2.00%, 5.788%,
8/19/31  2,246 2,249
Altar Bidco , FRN, 12M TSFR + 3.35%, 6.858%, 2/1/29 (3) 22,058 22,130

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Altar Bidco , FRN, 12M TSFR + 5.60%, 4.148%, 2/1/30  4,245 4,139
CompoSecure Holdings, FRN, 3M TSFR + 2.25%, 5.918%,
1/14/33  4,020 4,010
Dwyer Instruments, FRN, 3M TSFR + 2.50%, 5.875%,
7/25/33 (2) 7,365 7,374
Engineered Machinery Holdings, FRN, 3M TSFR + 2.75%,
6.491%, 11/26/32  47,689 47,865
Madison IAQ, FRN, 6M TSFR + 1.75%, 5.47%, 5/6/32  2,473 2,468
Merlin Buyer, FRN, 3M TSFR + 4.00%, 7.732%, 4/15/33  12,827 12,904
Pro Mach Group, FRN, 1M TSFR + 2.50%, 6.186%, 10/15/32  28,216 28,321
Recess Holdings, FRN, 3M TSFR + 3.75%, 7.56%, 2/20/30  3,732 3,732
Watlow Electric Manufacturing, FRN, 3M TSFR + 2.75%,
5.808%, 6/17/33 (2) 8,030 8,068
149,943
Metals & Mining  0.5%
Arsenal AIC Parent, FRN, 1M TSFR + 2.75%, 6.436%, 8/18/30  10,291 10,324
Worthington Steel, FRN, 1M TSFR + 4.00%, 7.686%, 6/1/33  11,596 11,683
22,007
Other Telecommunications  2.7%
Coreweave Financing, FRN, 1M TSFR + 4.50%, 3.811%,
11/15/31 (2)(3) 17,860 18,005
Coreweave Financing, FRN, 1M TSFR + 5.50%, 4.445%,
9/1/31 (2) 5,082 5,094
Level 3 Financing, FRN, 1M TSFR + 2.75%, 6.436%, 3/29/32  37,980 38,109
QTS Thunder Managing Issuer, FRN, 3M TSFR + 2.25%,
6.025%, 7/22/33  19,648 19,517
QualityTech , FRN, 1M TSFR + 3.50%, 7.151%, 11/4/31 (5) 7,944 7,845
Uniti Services, FRN, 1M TSFR + 4.00%, 7.686%, 10/6/32  8,721 8,732
VCI Asset Holdings 1, 10.00%, 11/20/30  3,959 4,174
VCI Asset Holdings 3, 6.875%, 4/24/31  3,130 3,148
Zayo Group Holdings, FRN, 1M TSFR + 3.00%, 7.801%,
3/11/30 (1.00% PIK and 1M TSFR + 3.00% Cash) (4) 3,695 3,699
108,323
Restaurants  0.8%
Dave & Buster's, FRN, 3M TSFR + 3.25%, 7.063%, 6/29/29  8,843 7,250
Fertitta Entertainment, FRN, 1M TSFR + 3.25%, 6.936%,
1/27/29  4,024 4,033
IRB Holding, FRN, 1M TSFR + 2.50%, 6.186%, 12/15/30  14,168 14,211
Raising Cane's Restaurants, FRN, 1M TSFR + 2.00%, 5.651%,
6/6/33 (3) 6,400 6,352
31,846
Retail  1.5%
Boots Group Finco , FRN, 3M TSFR + 3.25%, 6.92%, 8/30/32  10,040 10,073
Evergreen Acqco 1, FRN, 3M TSFR + 2.50%, 6.168%, 9/17/32  4,826 4,836

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Men's Wearhouse, FRN, 3M TSFR + 5.75%, 9.561%, 1/28/31  12,192 12,286
PetSmart, FRN, 1M TSFR + 4.00%, 7.688%, 8/18/32  12,146 12,214
Sweetwater Borrower, FRN, 1M TSFR + 3.25%, 6.936%,
2/17/33 (5) 6,928 6,954
Victra Holdings, FRN, 3M TSFR + 3.75%, 7.482%, 3/29/29  14,338 14,170
60,533
Satellites  1.6%
Connect Finco , FRN, 1M TSFR + 4.50%, 8.186%, 9/27/29  24,038 24,167
Galileo Parent, FRN, 3M TSFR + 4.50%, 8.118%, 3/3/33  24,095 24,195
Iridium Satellite, FRN, 1M TSFR + 2.25%, 5.936%, 9/20/30  4,326 4,327
Viasat , FRN, 1M TSFR + 4.50%, 8.273%, 3/2/29  4,804 4,837
Viasat , FRN, 1M TSFR + 4.50%, 8.273%, 5/30/30  4,782 4,811
62,337
Services  9.2%
Aggreko Holdings, FRN, 3M TSFR + 3.00%, 6.74%, 5/21/31  20,998 21,076
Ahead DB Holdings, FRN, 3M TSFR + 2.75%, 6.45%, 2/1/31  6,055 6,040
Allied Universal Holdco, FRN, 1M TSFR + 3.25%, 6.936%,
8/20/32  37,913 38,054
Allium Buyer, FRN, 1M TSFR + 4.25%, 8/12/31 (3)(5) 7,165 7,138
Anticimex Global, FRN, 3M TSFR + 2.90%, 6.55%, 11/17/31  4,041 4,053
Ascend Learning, FRN, 1M TSFR + 3.00%, 6.685%, 12/11/28  24,719 24,685
Camelot U.S. Acquisition, FRN, 1M TSFR + 2.75%, 6.436%,
1/31/31  10,790 10,052
Crown Subsea Communications Holding, FRN, 1M TSFR +
3.00%, 6.686%, 1/30/31  6,713 6,749
Dayforce Bidco , FRN, 3M TSFR + 3.00%, 6.823%, 2/4/33 (3) 29,805 28,735
Edge Finco , FRN, 3M TSFR + 3.50%, 8/22/31 (EUR) (3) 5,280 6,166
Fortress Intermediate 3, FRN, 1M TSFR + 3.00%, 6.642%,
6/27/31  12,274 12,238
Gaia Purchaser, FRN, 1M TSFR + 4.00%, 6/25/33 (3) 12,570 12,641
Icon Parent, FRN, 3M TSFR + 2.75%, 6.446%, 11/13/31  19,049 18,236
Mermaid Bidco , FRN, 3M TSFR + 3.25%, 7.009%, 7/3/31  12,338 12,122
Project Boost Purchaser, FRN, 3M TSFR + 2.75%, 6.482%,
7/16/31  12,316 12,143
Renaissance Holdings, FRN, 1M TSFR + 4.00%, 7.686%,
4/5/30  14,949 11,424
Sabre GLBL, FRN, 1M TSFR + 6.25%, 10.036%, 7/30/29  3,984 3,765
Salas O'brien , FRN, 1M TSFR + 2.75%, 6.048%, 1/31/33 (2)(5) 7,745 7,764
Shift4 Payments, FRN, 3M TSFR + 2.00%, 5.732%, 7/3/32  13,980 13,986
Skopima Consilio Parent, FRN, 1M TSFR + 3.50%, 7.186%,
5/12/28 (3) 7,516 7,035
Speed Midco 3, FRN, 6M TSFR + 2.50%, 6.195%, 10/7/32  8,880 8,876
Staples, FRN, 3M TSFR + 5.75%, 9.561%, 9/4/29  3,871 3,623

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TK Elevator U.S. Newco, FRN, 6M TSFR + 2.75%, 6.704%,
4/30/30  7,925 7,962
Trilon Group, FRN, 3M TSFR + 3.50%, 6.876%, 6/13/33 (2) 8,420 8,415
Trio Bidco , FRN, 3M TSFR + 0.50%, 0.50%, 10/29/32 (2) 1,206 1,203
Trio Bidco , FRN, 3M TSFR + 4.00%, 7.732%, 10/8/32  11,426 11,404
UKG, FRN, 3M TSFR + 2.25%, 6.073%, 2/10/31  46,342 45,020
Wash Bidco , FRN, 1M TSFR + 3.00%, 6.686%, 9/10/32  6,045 6,071
White Cap Supply Holdings, FRN, 1M TSFR + 3.25%, 6.936%,
10/19/29  14,064 14,057
White Cap Supply Holdings, FRN, 1M TSFR + 3.50%, 7.186%,
2/10/33  625 624
371,357
Supermarkets  0.6%
BCPE Empire Holdings, FRN, 1M TSFR + 3.25%, 6.936%,
12/11/30  4,055 4,007
BCPE Empire Holdings, FRN, 1M TSFR + 3.50%, 7.186%,
12/29/32  6,584 6,491
EG America, FRN, 1M TSFR + 3.25%, 6.936%, 2/10/31  13,281 13,327
23,825
Utilities  3.7%
Alpha Generation, FRN, 1M TSFR + 1.75%, 5.436%, 9/30/31  14,087 14,039
Cogentrix Finance Holdco I, FRN, 1M TSFR + 2.25%, 5.936%,
2/26/32  14,253 14,261
Compass Power Generation, FRN, 1M TSFR + 2.50%, 6.186%,
4/16/29  3,166 3,175
Constellation Renewables, FRN, 3M TSFR + 2.00%, 5.764%,
12/15/27  9,996 9,990
Hamilton Projects Acquiror, FRN, 1M TSFR + 2.50%, 6.186%,
5/30/31  9,440 9,456
Innio Holding, FRN, 1M TSFR + 2.00%, 5.761%, 11/2/31  4,894 4,885
MRP Buyer, FRN, 3M TSFR + 3.25%, 6.982%, 6/4/32  10,422 10,451
Resilience Parent, FRN, 3M TSFR + 2.50%, 6.232%, 2/28/33  33,410 33,389
Resilience Parent, FRN, 3M TSFR + 5.25%, 8.982%,
2/27/34 (5) 17,882 17,712
Solebury Borrower, FRN, 6M TSFR + 2.25%, 6.128%, 8/4/33 (5) 7,040 7,023
Talen Energy Supply, FRN, 3M TSFR + 1.75%, 5.479%,
12/15/31  24,066 23,965
148,346
Wireless Communications  1.1%
Asurion, FRN, 3M TSFR + 3.75%, 2/23/33 (3) 2,760 2,642
Asurion, FRN, 3M TSFR + 4.25%, 8.073%, 9/19/30 (3) 18,492 18,322
Asurion, FRN, 3M TSFR + 4.25%, 8.173%, 8/19/28  770 770

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 3M TSFR + 5.25%, 9.334%, 1/20/29  24,046 24,068
45,802
Total Bank Loans (Cost $3,665,544) 3,632,272
CONVERTIBLE PREFERRED STOCKS  0.2%
Insurance  0.2%
Acrisure , Series A-2, Acquisition Date: 5/20/25, Cost $6,200 (5)
(6)(7) 257 8,142
Total Convertible Preferred Stocks (Cost $6,200) 8,142
CORPORATE BONDS  7.6%
Aerospace & Defense  0.1%
TransDigm , 6.75%, 8/15/28 (8) 4,070 4,102
4,102
Automotive  0.9%
Rivian Holdings, 10.00%, 1/15/31 (8) 35,550 36,412
36,412
Broadcasting  0.8%
CMG Media, 8.875%, 6/18/29 (8) 4,550 3,491
Gray Media, 10.50%, 7/15/29 (8) 1,770 1,867
Neptune Bidco U.S., 9.29%, 4/15/29 (8) 5,900 6,045
Neptune Bidco U.S., 10.375%, 5/15/31 (8) 14,045 14,760
Univision Communications, 9.375%, 8/1/32 (8) 3,865 3,950
30,113
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 410 360
360
Cable Operators  0.3%
CSC Holdings, 11.25%, 5/15/28 (8) 9,700 5,405
Directv Financing, 10.00%, 2/15/31 (8) 8,035 8,506
13,911
Chemicals  0.3%
Bond U.S. Bidco 1, 7.125%, 6/15/33 (8) 6,882 6,993
INEOS Finance, 7.50%, 4/15/29 (8) 5,850 5,816
12,809
Consumer Products  0.1%
OAK-Eagle Acquireco , 7.25%, 7/1/33 (8) 4,611 4,796
4,796

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Container  0.1%
Sword Purchaser, 8.25%, 4/15/33 (8) 5,210 5,390
5,390
Energy  0.3%
Venture Global LNG, 9.50%, 2/1/29 (8) 3,255 3,501
Venture Global LNG, VR, 9.00% (8)(9)(10) 6,000 6,076
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (8) 3,530 3,833
13,410
Financial  0.4%
Acrisure , 8.50%, 6/15/29 (8) 2,585 2,343
Alliant Holdings Intermediate, 6.75%, 4/15/28 (8) 4,225 4,260
Aretec Group, 10.00%, 8/15/30 (8) 3,397 3,577
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (8) 3,910 4,035
Navient, 9.375%, 7/25/30  3,325 3,491
17,706
Health Care  0.6%
1261229 B.C., 10.00%, 4/15/32 (8) 4,150 4,311
CHS, 10.875%, 1/15/32 (8) 5,916 6,278
LifePoint Health, 7.00%, 5/1/34 (8) 10,010 9,410
Radiology Partners, 8.50%, 7/15/32 (8) 3,555 3,644
23,643
Healthcare  0.0%
CHS, 9.75%, 1/15/34 (8) 1,750 1,786
1,786
Information Technology  0.2%
Cloud Software Group, 9.00%, 9/30/29 (8) 6,070 6,084
6,084
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%, 10/1/31 (8) 3,360 3,565
3,565
Other Telecommunications  1.6%
APLD ComputeCo 2, 6.75%, 3/15/31 (8) 10,165 9,775
Big Sky Funding, Series B, 8.50%, 10/20/35, Acquisition Date:
7/9/26, Cost $65 (5)(6) 65 64
Edged Compute, 7.50%, 4/30/31 (8) 6,060 5,749
ELK Grove Village Property, 7.50%, 6/15/31 (8) 6,095 5,869
Flash Compute, 7.25%, 12/31/30 (8) 9,620 9,681
Level 3 Financing, 3.75%, 7/15/29 (8) 80 76
Level 3 Financing, 7.00%, 3/31/34 (8) 5,795 5,928
PR RNO Property Owner 1, 6.50%, 5/1/31 (8) 7,815 7,240
Stingray Compute, 6.00%, 6/15/31 (8) 2,054 1,999
WULF Compute, 7.75%, 10/15/30 (8) 6,450 6,705
Yondr JK 1, 6.875%, 6/30/31 (8) 6,225 5,830

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Zenith Arc, 8.875%, 8/31/31 (8) 6,035 5,826
64,742
Real Estate Investment Trust Securities  0.2%
Service Properties Trust, 8.625%, 11/15/31 (8) 2,975 3,117
Service Properties Trust, Zero Coupon, 9/30/27 (8) 3,425 3,234
6,351
Retail  0.1%
Men's Wearhouse, 9.00%, 2/1/31 (8) 2,362 2,537
2,537
Services  0.8%
Allied Universal Holdco, 7.875%, 2/15/31 (8) 3,616 3,760
Clarivate Science Holdings, 3.875%, 7/1/28 (8) 1,830 1,779
Clarivate Science Holdings, 4.875%, 7/1/29 (8) 7,000 6,590
Sabre Financial Borrower, 11.125%, 6/15/29 (8) 7,585 8,061
UKG, 6.875%, 2/1/31 (8) 10,325 10,183
30,373
Utilities  0.4%
NRG Energy, VR, 10.25% (8)(9)(10) 5,330 5,660
Vistra , VR, 8.00% (8)(9)(10) 2,258 2,265
Vistra , Series C, VR, 8.875% (8)(9)(10) 9,440 10,053
17,978
Wireless Communications  0.3%
Asurion, 8.00%, 12/31/32 (8) 6,875 6,840
Asurion, 8.375%, 2/1/34 (8) 4,651 4,193
11,033
Total Corporate Bonds (Cost $309,808) 307,101
PREFERRED STOCKS  0.3%
Financial  0.3%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $7,407 (5)
(6) 8 7,482
Navacord , Class A, Acquisition Date: 1/30/26, Cost $3,404
(CAD) (5)(6)(7) 5 3,309
Total Preferred Stocks (Cost $10,811) 10,791

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  3.1%
Money Market Funds  3.1%
T. Rowe Price Government Reserve Fund, 3.72% (11)(12) 125,676 125,676
Total Short-Term Investments (Cost $125,676) 125,676
Total Investments in Securities 101.5%
(Cost $4,118,039) $ 4,083,982
Other Assets Less Liabilities (1.5)% (60,628)
Net Assets 100.0% $ 4,023,354
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2026, were $17,656 and were valued at $17,621
(0.4% of net assets).
(3) All or a portion of this loan is unsettled as of August 31, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $18,996 and represents 0.5% of net assets.
(7) Non-income producing
(8) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $303,546 and represents 7.5% of net assets.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
12M TSFR Twelve month Term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 324 41 19 22
JPMorgan Chase, Protection Sold
(Relevant Credit: Carvana, B3*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/30 * 324 42 20 22
Total Bilateral Credit Default Swaps, Protection
Sold 39 44
Total Return Swaps 0.0%
BNP Paribas, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity,
Pay Variable 3.642% (SOFR) at Maturity,
9/20/26 9,600 4 (43) 47
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.642% (SOFR) at Maturity,
9/20/26 12,520 402 — 402
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.642% (SOFR) at Maturity,
12/20/26 23,330 582 — 582
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 3.642% (SOFR) at Maturity,
3/20/27 10,800 161 — 161
Total Bilateral Total Return Swaps (43) 1,192
Total Bilateral Swaps (4) 1,236
*
Credit ratings as of August 31, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $(42).

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 11/20/26 USD 1,228 EUR 1,062 $ (10)
RBC Dominion
Securities 10/23/26 USD 1,650 CAD 2,305 (17)
Toronto-Dominion Bank 10/23/26 USD 1,650 CAD 2,305 (17)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (44)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ —# $ — $ 2,418+
Supplementary Investment Schedule
Affiliate
Value
5/31/26
Purchase
Cost
Sales
Cost
Value
8/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 311,107  ¤  ¤ $ 125,676^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $2,418 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $125,676.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Floating Rate Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Floating Rate Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect

T. ROWE PRICE Floating Rate Fund

fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at August 31, 2026, totaled $(311,000) for the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,414,741 $ 217,531 $ 3,632,27 2
Convertible Preferred Stocks — — 8,142 8,14 2
Corporate Bonds — 307,037 64 307,101
Preferred Stocks — — 10,791 10,791
Short-Term Investments 125,676 — — 125,676
Total Securities 125,676 3,721,778 236,528 4,083,982
Swaps — 1,232 — 1,232
Total $ 125,676 $ 3,723,010 $ 236,528 $ 4,085,214
Liabilities
Forward Currency Exchange
Contracts $ — $ 44 $ — $ 44

T. ROWE PRICE Floating Rate Fund

period ended August 31, 2026. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/26
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/26
Investment
in Securities
Bank Loans $ 78,733 $ (326) $ 49,509 $ (11,423) $ 132,296 $ (31,258) $ 217,531
Convertible
Preferred
Stocks 8,142 — — — — — 8,142
Corporate
Bonds 3,680 (1) 65 (3,680) — — 64
Preferred
Stocks 10,809 (18) — — — — 10,791
Total $ 101,364 $ (345) $ 49,574 $ (15,103) $ 132,296 $ (31,258) $ 236,528
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Bank Loans $217,531 Pricing service -# -# -# -#
Discounted
cash flow
Discount rate 4% 4% Decrease
Discount
spread
5% 5% Decrease

T. ROWE PRICE Floating Rate Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$8,142 Market
comparable
Premium for
liquidation
preference
-# -# -#
Rate of return 13%
- 15%
14% Decrease
Corporate
Bonds
$64 Recent
comparable
transaction
price(s)
-# -# -# -#
Preferred
Stocks
$10,791 Discounted
cash flow
Discount rate 11%
- 12%
11% Decrease

T. ROWE PRICE Floating Rate Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F194-054Q1 08/26